Note 14 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	€ 73,379	€ 59,014	€ 49,462
Loans and advances to central banks at amortised cost	10,869	8,255	7,151
Loans and advances to banks	24,244	22,655	17,477
Loans and advances to customers	460,401	412,477	377,643
Financial assets at amortised cost	568,893	502,400	451,732
Central banks [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	1,598	6	22
Government [member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	65,868	54,806	45,124
Loans and advances to customers	25,905	22,111	23,265
credit institutions [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	3,914	2,459	2,366
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	701	451	923
Loans and advances to customers	23,522	17,497	13,251
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	1,297	1,292	1,027
Loans and advances to customers	217,390	193,386	171,063
Reverse repurchase agreements [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	8,120	9,157	5,786
Other loans and advances [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	16,123	13,497	11,690
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	193,583	179,483	170,063
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	14,346	14,211	14,444
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	12,329	11,630	11,316
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 49	€ 57	€ 82